Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Cash Flows Relating to Acquisitions
Cash flows relating to acquisitions

	2021 $m	2020 $m	2019 $m
Cash paid on acquisition, including working capital settlement	–	–	299
Settlement of stamp duty liability	–	–	3
Less: cash and cash equivalents acquired	–	–	(7)
Less: working capital settlement received in year following acquisition	–	–	(3)
Net cash outflow arising on acquisitions	–	–	292